ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 13,715,978	$ 12,296,691
Less: allowance for doubtful accounts	(264,472)	(259,555)
Accounts receivable, net	$ 13,451,506	$ 12,037,136